Statements of cash flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Cash flows from operating activities
Net loss for the year/period		$ (256,999,604)
Adjustment to reconcile net loss for the year to net cash from operating activities
Realized losses on redemptions and sales of bullion		39,637,898
Change in unrealized (gains) losses on bullion		195,868,677
Net changes in operating assets and liabilities
Increase in accounts payable		707,866
Increase in prepaid assets		272,992
Net cash used in operating activities		(20,512,171)
Cash flows from investing activities
Sales of bullion		14,362,530
Net cash provided by investing activities		14,362,530
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	$ 10
Payments on redemption of Units (note 7)		(902,448)
Net cash provided by (used in) financing activities	10	(902,448)
Net increase (decrease) in cash during the year	10	(7,052,089)
Cash (bank indebtedness) at beginning of year		10
Cash received on CFCL acquisition		7,231,803
Cash at end of year	$ 10	$ 179,724